SCHEDULE OF MATURITIES (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Debt Disclosure [Abstract]
2024	$ 104,950
2025	106,045
2026	81,946
2027	14,435
2028	5,620
Total	$ 312,996